Intangible Assets, Net (Tables) - Production license	12 Months Ended
Dec. 31, 2015
Intangible assets, net
Summary of intangible assets

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
Production license at cost	28,779,986	28,779,986	4,432,054
Accumulated amortization	(22,957,458)	(26,783,701)	(4,124,631)

Total intangible assets, net	5,822,528	1,996,285	307,423

Schedule of future amortization of intangible assets
Years Ending December 31,	(RMB) Amount
2016	1,996,285